Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	88 Months Ended	90 Months Ended		120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024 [3]	Jul. 31, 2024		Jul. 31, 2024
Limited Term Tax-Exempt Bond Fund of America® - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Limited Term Tax-Exempt Bond Fund of America — Class R-6
Average Annual Return, Percent	[1]	4.16%	1.30%				1.75%
Limited Term Tax-Exempt Bond Fund of America® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Limited Term Tax-Exempt Bond Fund of America — Class F-3
Average Annual Return, Percent	[1]	4.16%	1.30%		1.93%	[2]
Limited Term Tax-Exempt Bond Fund of America® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class F-2
Average Annual Return, Percent	[1]	4.04%	1.19%				1.65%
Limited Term Tax-Exempt Bond Fund of America® -Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class F-1
Average Annual Return, Percent	[1]	3.77%	0.93%				1.38%
Limited Term Tax-Exempt Bond Fund of America® (Class T)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Limited Term Tax-Exempt Bond Fund of America — Class T (with sales charge)
Average Annual Return, Percent	[1]	1.49%	0.75%	1.46%
Limited Term Tax-Exempt Bond Fund of America® (Class C)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Limited Term Tax-Exempt Bond Fund of America — Class C (with sales charge)
Average Annual Return, Percent	[1]	2.08%	0.26%				0.85%
Limited Term Tax-Exempt Bond Fund of America® (Class A)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Limited Term Tax-Exempt Bond Fund of America — Class A (with sales charge)
Average Annual Return, Percent	[1]	1.18%	0.45%				1.18%
Without Sales Load [Member] | Limited Term Tax-Exempt Bond Fund of America® (Class T)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Limited Term Tax-Exempt Bond Fund of America — Class T(without sales charge)
Average Annual Return, Percent	[1]	4.12%	1.27%	1.81%
Without Sales Load [Member] | Limited Term Tax-Exempt Bond Fund of America® (Class C)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Limited Term Tax-Exempt Bond Fund of America — Class C(without sales charge)
Average Annual Return, Percent	[1]	3.08%	0.26%				0.85%
Without Sales Load [Member] | Limited Term Tax-Exempt Bond Fund of America® (Class A)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Limited Term Tax-Exempt Bond Fund of America — Class A(without sales charge)
Average Annual Return, Percent	[1]	3.80%	0.96%				1.44%
Bloomberg Municipal Bond Index3 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[2],[4]				2.39%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg Municipal Bond Index
Average Annual Return, Percent	[4]	3.74%	1.18%	2.24%			2.47%
Bloomberg Municipal Short Intermediate 1 to 10 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg Municipal Short-Intermediate 1-10 Years Index
Average Annual Return, Percent	[4]	2.92%	1.01%	1.68%	1.79%	[2]	1.71%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-3 shares were first offered on January 27, 2017.
[3]	Class T shares were first offered on April 7, 2017.
[4]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.